As filed with the Securities and Exchange Commission on June 28, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 98


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 100


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


[X]  immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]  on _________________  pursuant to Rule 485,  paragraph (b)
[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]  75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of DF Dent Premier Growth Fund.

                                   PROSPECTUS



                                  July 1, 2001



                           DF DENT PREMIER GROWTH FUND





           The Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic companies. You may purchase Fund shares without a sales charge and the Fund does not incur Rule 12b-1 (distribution) fees.







     The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

      RISK/RETURN SUMMARY                                                      3


      PERFORMANCE                                                              4


      FEE TABLES                                                               5


      INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
      AND PRINCIPAL INVESTMENT RISKS                                           6



      MANAGEMENT                                                               8


      YOUR ACCOUNT                                                            10

            How to Contact the Fund                                           10
            General Information                                               10
            Buying Shares                                                     11
            Selling Shares                                                    14
            Exchange Privileges                                               16
            Retirement Accounts                                               16


      OTHER INFORMATION                                                       17


      FINANCIAL HIGHLIGHTS                                                    17

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

[Margin Callout: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.
EQUITY SECURITY means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.
DEBT SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity. PREFERRED STOCK means a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
CONVERTIBLE SECURITY means debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities.
MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Fund invests primarily in equity securities of domestic companies that possess superior long-term growth characteristics and that have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium and large size domestic companies. Medium size companies typically have market capitalizations in the range of $1.5 billion to $7 billion at the time of investment. Large companies typically have market capitalizations greater than $7 billion at the time of investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:
o The stock market does not recognize the growth potential or value of the stocks in the Fund's portfolio
o The judgment of D.F. Dent and Company, Inc. (the "Adviser") as to the growth potential or value of a stock proves to be wrong
o    The stock market goes down

SPECIFIC RISKS OF MEDIUM SIZE COMPANIES Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

o Securities of many medium size companies may be traded in the over-the-counter markets or on regional securities exchanges potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

o Changes in the value of medium size company stocks may not mirror the fluctuation of the general market
o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks


For these and other reasons, the prices of securities of medium size companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal, and
o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:
o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal, or
o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FEE TABLES
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will bear if you invest in the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
      Management Fees                                                      1.00%
      Other Expenses                                                       3.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 4.41%
      Fee Waiver and Expense Reimbursement (2)                             3.16%
      NET EXPENSES                                                         1.25%
(1) Based on estimated amounts for the Fund's fiscal year ending June 30, 2002.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2002.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

              1 YEAR                                3 YEARS
               $127                                  $1,047

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that:

     o    Maintain a leading market share in their industry
     o    Utilize an efficient distribution system
     o    Maintain and utilize superior technology
     o Exhibit the ability to create markets and expand into new, related fields as markets show signs of maturity

The Adviser plans to hold the investments long term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o It becomes overvalued relative to the long-term expectation for the stock price
     o Changes in economic conditions or industry fundamentals affect the company's financial outlook

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.


INVESTMENT POLICIES The Fund invests primarily in equity securities of domestic companies that possess superior long-term growth characteristics and that have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium and large size domestic companies. Medium size companies typically have market capitalizations in the range of $1.5 billion to $7 billion at the time of investment. Large companies typically have market capitalizations greater than $7 billion at the time of investment.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position by reducing equities and/or increasing investments in short-term fixed income securities. The Fund may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL The value of the Fund's investments will fluctuate as the stock market fluctuates. An investment in the Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.


Because the Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock or the Fund to decline. There is also the risk that the market will not recognize the growth potential or value of a stock. The Adviser's judgment as to the growth potential or value of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.


SPECIFIC RISKS OF MEDIUM SIZE COMPANIES Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

     o Securities of many medium size companies may be traded in the over-the-counter markets or on a regional securities exchanges potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

     o Changes in the value of medium size company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks


For these and other reasons, the prices of securities of medium size companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

MANAGEMENT
--------------------------------------------------------------------------------


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


The  Fund's  Adviser  is D.F.  Dent  and  Company,  Inc.,  2 East  Read  Street,
Baltimore, Maryland 21202. The Adviser is currently a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.25% of the Fund's average daily net assets through October 31, 2002.


As of June 1, 2001, the Adviser and its affiliates had approximately $1.5 billion of assets under management.


PORTFOLIO MANAGER


DANIEL F. DENT, Founder and President of the Adviser since 1976, is primarily responsible for the day-to-day management of the Fund. Mr. Dent has more than 30 years of experience in the investment industry. While Mr. Dent is primarily responsible for the day-to-day management of the Fund, he consults with members of the Adviser's senior management team including Sutherland Ellwood, Linda McCleary and Thomas O'Neil, Jr.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of March 31, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $98 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES


The Fund pays for its own expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


The Adviser has undertaken to waive a portion of its fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% of the Fund's average daily net assets.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     DF Dent Premier Growth Fund
     P.O. Box 446
     Portland, Maine 04112

OVERNIGHT ADDRESS:
     DF Dent Premier Growth Fund
     Two Portland Square
     Portland, Maine 04101


TELEPHONE US AT:
     (866) 2DF-DENT (toll free) or
     (866) 233-3368
     (207) 879-0001


E-MAIL US AT:

     DF-Dent@forum-financial.com


WIRE INVESTMENTS (OR ACH
PAYMENTS) TO:
     Bankers Trust Company
     New York, New York
     ABA #021001033

     FOR CREDIT TO:
     Forum Shareholder Services, LLC
     Account # 01-465-547
     DF Dent Premier Growth Fund
     (Your Name)
     (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 11 through 16). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "DF Dent Premier Growth Fund" or to one or more owners of the account and endorsed to "DF Dent Premier Growth Fund." For all other accounts, the check must be made payable on its face to "DF Dent Premier Growth Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                             MINIMUM INITIAL  MINIMUM ADDITIONAL
                                               INVESTMENT         INVESTMENT

 Standard Accounts                              $500,000            $2,000
 Traditional and Roth IRA Accounts              $100,000            $1,000
 Accounts with Systematic Investment Plans      $250,000            $1,000

ACCOUNT REQUIREMENTS

                    TYPE OF ACCOUNT                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS        o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole     sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a    account under the UGMA or the UTMA
child and obtain tax benefits                             o  The custodian must sign instructions in a manner
                                                             indicating custodial capacity
BUSINESS ENTITIES                                         o  Submit a Corporate/Organization Resolution form or
                                                             similar document
TRUSTS                                                    o  The trust must be established before an account can be
                                                             opened
                                                          o  Provide a certified trust document, or the pages from the trust document that identify the trustees

INVESTMENT PROCEDURES

              HOW TO OPEN AN ACCOUNT                                       HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                       BY CHECK
o  Call or write us for an account application (and            o  Fill out an investment slip from a confirmation or
   Corporate/Organization Resolution form, if applicable)         write us a letter
o  Complete the application (and resolution form)              o  Write your account number on your check
o  Mail us your application (and resolution form) and a        o  Mail us the slip (or your letter) and the check
   check
BY WIRE                                                        BY WIRE

o  Call or write us for an account application (and            o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)      o  Instruct your financial institution to wire your

o  Complete the application (and resolution form)                 money to us
o  Call us to fax the completed application (and

   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution

   form)
o  Instruct your financial institution to wire your
   money to us
BY ACH PAYMENT                                                 BY AUTOMATIC INVESTMENT
o  Call or write us for an account application (and            o  Complete the systematic investment section of the
   Corporate/Organization Resolution form, if applicable)         application
o  Complete the application (and resolution form)              o  Attach a voided check to your application
o  Call us to fax the completed application (and               o  Mail us the completed application and voided check
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution
   form)
o  We can electronically debit your purchase proceeds
   from your selected account


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $1,000.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o  Wire redemptions are only available if your redemption is for $5,000 or more
   and  you  did  not  decline  wire  redemption  privileges  on  your   account
   application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o  Your  account  number
   o  Exact  name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $500.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $25,000 ($10,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $25,000 ($10,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your shares of the Fund for shares of certain other series of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
o  Your name(s) and signature(s)
o  Your account number
o  The names of each fund you are exchanging
o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification


RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                           DF DENT PREMIER GROWTH FUND

                              FOR MORE INFORMATION


                           ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports to shareholders.
           In the Fund's annual report, you will find a discussion of the market conditions and investment

                strategies that significantly affected the Fund's
                    performance during its last fiscal year.

                             STATEMENT OF ADDITIONAL
               INFORMATION ("SAI") The SAI provides more detailed
                 information about the Fund and is incorporated
                       by reference into this Prospectus.

                               CONTACTING THE FUND
                You can get free copies of the annual/semi-annual
                  reports (when available) and the SAI, request
                  other information and discuss your questions
                    about the Fund by contacting the Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112

                           (866) 2DF-DENT (toll free)
                                 (866) 233-3368
                                 (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
         You can also review the Fund's annual/semi-annual reports (when available), the SAI, and other information about the Fund at the
         Public Reference Room of the Securities and Exchange Commission
     ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's Web site at www.sec.gov.










                    Investment Company Act File No. 811-3023

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2001





                           DF DENT PREMIER GROWTH FUND



INVESTMENT ADVISER:

       D.F. Dent and Company, Inc.
       2 East Read Street
       Baltimore, Maryland 21202

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112

       (866) 2DF-DENT
       (207) 879-0001






This Statement of Additional Information (the "SAI") supplements the Prospectus dated July 1, 2001, as may be amended from time to time, offering shares of the DF Dent Premier Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         9

PERFORMANCE DATA AND ADVERTISING                                              11


MANAGEMENT                                                                    14

PORTFOLIO TRANSACTIONS                                                        19

PURCHASE AND REDEMPTION INFORMATION                                           21

TAXATION 23

OTHER MATTERS                                                                 26

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY
--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means D.F. Dent and Company, Inc.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.


         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.


         "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fitch" means Fitch IBCA, Inc.

         "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.


         "Fund" means DF Dent Premier Growth Fund.


         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

                          SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. The lowest rated convertible security bond in which the Fund may invest is "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. The lowest rated preferred stock in which the Fund may invest is "baa" in the case of Mood's and "BBB" in the case of S&P.


The Fund may retain a security whose rating has been lowered below the lowest permissible rating category (or that is unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


                                EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

REAL ESTATE INVESTMENT TRUSTS


GENERAL. Real Estate Investment Trusts ("REITS") are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e., mortgage-backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.

RISKS. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and, thus, the profitability of the REIT. Additionally, a REIT's portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT's profitability than on an alternative investment that invests in a number of different types of investments and issues located in a variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT's investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT's yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT's financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor its obligations.


FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.


In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.


Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

                                 DEBT SECURITIES

U.S. GOVERNMENT SECURITIES

GENERAL. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

COMMERCIAL PAPER

GENERAL. The Portfolio may invest in commercial paper. Companies issue commercial paper to finance their current obligations. Commercial paper is short-term unsecured promissory notes and usually has a maturity of less than 9 months.

                                FORWARD CONTRACTS


GENERAL. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives"--financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.


If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

                                     OPTIONS

GENERAL

The Fund may purchase or write put and call options to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter.

Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, exchanges on which options are traded, or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Fund has no intention of investing in options for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.


OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.


OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

RISKS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

                              REPURCHASE AGREEMENTS

GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased or lent by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

                             WHEN-ISSUED SECURITIES


GENERAL. The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.


                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                          TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)


The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway(R) structure without notice to the shareholders.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that options transactions are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.


     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell Midcap(R) Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.


Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of the Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The performance of the Fund may be quoted in terms of total return. Table 1 in Appendix C includes performance information for the Fund.

                            TOTAL RETURN CALCULATIONS

The total return of the Fund shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                P     =   a hypothetical initial payment of $1,000
                T     =   average annual total return
                n     =   number of years
                ERV   =   ending redeemable value: ERV is the value, at  the end
                          of the  applicable  period, of a  hypothetical  $1,000
                          payment made at the beginning of the applicable period

OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return

                  The other definitions are the same as in average annual total return above.

                                  OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                               SHARE                                  SHARES
      PERIOD            INVESTMENT                               PRICE                                PURCHASED
         1                 $100                                   $10                                   10.00
         2                 $100                                   $12                                    8.33
         3                 $100                                   $15                                    6.67
         4                 $100                                   $20                                    5.00
         5                 $100                                   $18                                    5.56
         6                 $100                                   $16                                    6.25
                     ------------------                    -------------------                    -------------------
    Total Invested:        $600            Average Price:        $15.17            Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
John Y. Keffer*,  Chairman and President     Member and Director, Forum Financial Group, LLC (a mutual fund
Born:  July 15, 1942                         services holding company)
Two Portland  Square                         Director, Forum Fund Services, LLC (Trust's underwriter)
Portland,  ME 04101                          Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born: February 15, 1943                      Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born: July 26, 1942                          (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services
 ............................................ .........................................................................
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born: November 9, 1943                       Trustee  of one  other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................
Thomas G. Sheehan, Vice President            Director of Relationship Management, Forum Financial Group, LLC
Born: July 15, 1954                          Officer of four other  investment  companies  for which Forum  Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
 ............................................ .........................................................................
Dale Denno, Vice President                   General Counsel, Forum Financial Group, LLC since  October 2000
Born: May 1, 1950                            Vice President, Marketing & Development, UNUM Provident Life Insurance
Two Portland Square                          Company 1995 - 2000

Portland, ME 04101                           Officer of one other investment company for which Forum Financial
                                             Group, LLC provides services

 ............................................ .........................................................................

Ronald H. Hirsch, Treasurer                  Managing Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of eight other investment companies for which Forum Financial

                                             Group, LLC provides services
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998

Born: August 24, 1964                        Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of three other  investment  companies for which Forum  Financial

                                             Group, LLC provides services

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ending June 30, 2002.

                                           COMPENSATION                       TOTAL COMPENSATION FROM THE FUND
         TRUSTEE                           FROM THE FUND                              AND FUND COMPLEX
John Y. Keffer                                  $0                                           $0
 ........................... ............................................ ............................................
Costas Azariadis                               $131                                        $9,000
 ........................... ............................................ ............................................
James C. Cheng                                 $131                                        $9,000
 ........................... ............................................ ............................................
J. Michael Parish                              $131                                        $9,000

                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER

The Adviser is a privately owned corporation organized under the laws of Maryland in 1976. The Adviser is controlled by Daniel F. Dent.

FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive compensation for its distribution services.

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR


As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the average daily net assets of the Fund, $24,000 annually, plus $2,000 annually for one registered representative.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of 0.01% of the average daily net assets of the Fund, $45,000 annually, plus $2,000 annually for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund of $24,000 annually, $24 per shareholder account annually, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

CUSTODIAN


The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.


For its services, the Custodian receives a fee at an annual rate of 0.01% of the Fund's average daily net assets, $3,600 annually, plus certain transaction costs and out-of-pocket expenses. The Fund also pays an annual maintenance custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS


Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, has been selected as independent auditors for the Fund. The auditor audits the Fund's annual financial statements and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and securities convertible into common stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary, in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                         TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Adviser currently does not have any affiliates.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS


From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 6 also includes the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                      IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

                                   UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

                               REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30 (the same as the Fund's fiscal year end).

                            MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will distribute any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Maine TaxSaver Bond Fund
BrownIA Growth Equity Fund                      Mastrapasqua Growth Value Fund
BrownIA Maryland Bond Fund                      New Hampshire TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Payson Balanced Fund
Daily Assets Cash Fund(1)                       Payson Value Fund
Daily Assets Government Fund(1)                 Polaris Global Value Fund
Daily Assets Government Obligations Fund(1)     Shaker Fund(2)
Daily Assets Treasury Obligations Fund(1)       TaxSaver Bond Fund
DF Dent Premier Growth Fund                     The Advocacy Fund
Equity Index Fund                               Winslow Green Growth Fund
Investors Bond Fund


(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.
(2) The Trust offers shares of beneficial interest in an institutional and investor share class of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

FUND OWNERSHIP


As of July 1, 2001, the officers and trustees of the Trust, as a group, owned less than 1% of the Fund's shares. From time to time, certain shareholders of record may own 5% or more of the Fund's shares. Shareholders known by the Fund to own beneficially 5% or more of the Fund's shares, as of July 1, 2001, are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the Fund's shares. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Immediately prior to July 16, 2001, the date of the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of the Fund's shares and may be deemed to control the Fund. "Control" for this purpose is the ownership of

25% or more of the Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund after its public offering.


LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

Financial statements are not available because the Fund had not commenced operations prior to the date of this SAI.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,B,         Preferred  stock  rated  BB,  B, and CCC is  regarded, on balance,
CCC           as   predominantly  speculative  with   respect  to  the  issuer's
              capacity to pay  preferred  stock  obligations.  BB indicates  the lowest  degree of  speculation  and CCC the  highest.  While  such
              issues   will   likely   have   some   quality   and    protective
              characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated Not  Prime  do not fall  within any  of the  Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                             ADVISORY FEE      ADVISORY FEE      ADVISORY FEE
                               PAYABLE            WAIVED           RETAINED


Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                           ADMINISTRATION    ADMINISTRATION    ADMINISTRATION
                            FEE PAYABLE        FEE WAIVED       FEE RETAINED


Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                       ACCOUNTING FEE      ACCOUNTING FEE      ACCOUNTING FEE
                          PAYABLE              WAIVED             RETAINED


Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                        TRANSFER AGENCY    TRANSFER AGENCY    TRANSFER AGENCY
                          FEE PAYABLE        FEE WAIVED         FEE RETAINED


Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                               TOTAL              % OF
                             BROKERAGE          BROKERAGE              % OF
                            COMMISSIONS        COMMISSIONS         TRANSACTIONS
            TOTAL         ($) PAID TO AN       PAID TO AN          EXECUTED BY
          BROKERAGE      AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
         COMMISSIONS         FUND OR             FUND OR           THE FUND OR
             ($)             ADVISER             ADVISER             ADVISER


Information regarding brokerage commissions paid is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


REGULAR BROKER OR DEALER                        VALUE HELD


Information regarding positions held in the securities of regular brokers and dealers of the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 2001.


NAME AND ADDRESS                                % OF FUND

None

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 -  TOTAL RETURNS


              ONE    THREE      CALENDAR     ONE    THREE   FIVE       SINCE
             MONTH   MONTHS   YEAR TO DATE   YEAR   YEARS   YEARS    INCEPTION
                                                                    (ANNUALIZED)


Performance information is not provided because the Fund had not commenced operations prior to the date of this SAI.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).


   (5) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).


   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Form of Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 92 via EDGAR on April 12, 2001, accession number 0001004402-01-500016).

   (12) Form of Investment Advisory Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund and Fountainhead Special Value Fund (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 97 via EDGAR on May 25, 2001, accession number 0001004402-01-500080).


(e)(1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).


   (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(f)       None.


(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund,
          Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets

          Cash Fund  (Exhibit  incorporated  by  reference  as filed as  Exhibit
          (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


   (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund,
          Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations

          Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (4)    Form  of  Fund  Accounting  Agreement  between  Registrant  and  Forum
          Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


   (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).


   (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (11) Shareholder Service Plan of Registrant dated April 26, 2001 relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(11) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (12) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(3) in post-effective amendment No. 95 via EDGAR on May 4, 2001, accession number 0001004402-01-500062)).

(n)(1) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) 18f-3 Plan, dated April 26, 2001, adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (n)(2) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).


   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit filed herewith).


   (15) Form of Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit to be filed by future amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:


     "10.02.   INDEMNIFICATION)   Subject  to  the  exceptions  and  limitations
     contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A)  By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e)      Conditional advancing of indemnification monies under this Section
     5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; and Forum Investment Advisers, LLC include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; Brown Investment Advisors & Trust Company; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the
     Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Forum Investment Advisors, LLC

     The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

     The  following  are the  members of Forum  Investment  Advisors,  LLC,  Two
     Portland   Square,   Portland,   Maine  04101,   including  their  business
     connections, which are of a substantial nature.

                    Forum Trust, LLC, Member.

     Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

     The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Assistant Secretary                 Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Treasurer                           Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................

     Ben Niles                            Vice President                      Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC


(b)  H.M. Payson & Co.

     The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

     The following are the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.


     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
     .................................... .................................... ..................................
     Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John H. Walker                       Managing Director, President         H.M. Payson & Co.
     .................................... .................................... ..................................
     Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Knox                         Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Michael R. Currie                    Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William O. Hall, III                 Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William N. Weickert                  Managing Director                    H.M. Payson & Co.


(c)  Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

     The following is the director and officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                              Secretary                            Inc.


(d)  Brown Investment Advisory & Trust Company

     The description of Brown Investment Advisory & Trust Company ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

     The following are the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Michael D. Hankin                    President, Chief Executive           Brown
                                          Officer, Trustee
                                          .................................... ..................................
                                          President                            The Maryland Zoological Society
                                          .................................... ..................................
                                          Trustee                              The Valleys Planning Council
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     David L. Hopkins, Jr.                Trustee                              Brown

                                          .................................... ..................................
                                          Director                             Westvaco Corporation
                                          .................................... ..................................
                                          Director                             Metropolitan Opera Association
                                          .................................... ..................................
                                          Trustee and Chairman, Finance        Episcopal Church Foundation
                                          Committee
                                          .................................... ..................................
                                          Trustee                              Maryland Historical Society
     .................................... .................................... ..................................

     .................................... .................................... ..................................
     Frank Bonsal                         Trustee                              Brown
                                          .................................... ..................................
                                          Partner                              New Enterprise Associates
                                                                               1119 St. Paul Street
                                                                               Baltimore, MD 21202
                                          .................................... ..................................
                                          Board Member                         Aether Systems
                                                                               Owings Mills, MD
                                          .................................... ..................................
                                          Board Member                         CORVIS Corporation
                                                                               Columbia, MD
                                          .................................... ..................................
                                          Board Member                         ViewGate Networks, Inc.
                                                                               (formerly Network People)
                                                                               Arlington, VA
                                          .................................... ..................................
                                          Board Member                         MedSpecialists, Inc.
                                                                               Charlottesville, VA
                                          .................................... ..................................
                                          Board Member                         Seneca Networks, Inc.
                                                                               Rockville, MD
                                          .................................... ..................................
                                          Board Member                         Versient.com (formerly
                                                                               Worldnetpress)
                                          .................................... ..................................
                                          Special Limited Partner              Amadeus Capital Partners
                                          .................................... ..................................
                                          Special Limited Partner              Boulder Venture
                                          .................................... ..................................
                                          Special Limited Partner              Novak Biddle
                                          .................................... ..................................
                                          Special Limited Partner              Trellis Ventures
                                          .................................... ..................................
                                          Special Limited Partner              Windward Ventures
     .................................... .................................... ..................................
     Truman T. Semans                     Vice Chairman of the Board of        Brown
                                          Trustees
                                          .................................... ..................................
                                          Trustee, Member and Former           Duke University
                                          Chairman of Investment Committee
                                          .................................... ..................................
                                          Trustee, Chairman of Finance         Lawrenceville School
                                          Committee and Member of Investment
                                          and Executive Committees
                                          .................................... ..................................
                                          Board of Directors, Member of        Chesapeake Bay Foundation
                                          Investment and Executive Committees
                                          .................................... ..................................
                                          Chairman                             Flag Investors Mutual Funds
                                          .................................... ..................................
                                          Investment Committee Member          Mercy Medical Center
                                          .................................... ..................................
                                          Investment Committee Member          St. Mary's Seminary
                                          .................................... ..................................
                                          Investment Committee Member          Archdiocese of Baltimore
                                          .................................... ..................................
                                          Investment Committee Member          Robert E. Lee Memorial Foundation
                                          .................................... ..................................
                                          Investment Committee Member          W. Alton Jones Foundation
     .................................... .................................... ..................................
     William C. Baker                     Trustee                              Brown
                                          .................................... ..................................
                                          President and Chief Executive        Chesapeake Bay Foundation
                                          Officer
                                          .................................... ..................................
                                          Trustee                              John Hopkins Hospital
                                          .................................... ..................................
                                          Member                               Washington College Board of
                                                                               Visitors and Governors
                                          .................................... ..................................
                                          Director                             Baltimore Community Foundation
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Jack S. Griswold                     Trustee                              Brown
                                          .................................... ..................................
                                          Managing Director                    Armata Partners
                                          .................................... ..................................
                                          Director                             Alex. Brown Realty
                                          .................................... ..................................
                                          Trustee                              The Baltimore Community
                                                                               Foundation
                                          .................................... ..................................
                                          Trustee                              The Chesapeake Bay Foundation
                                                                               Living Classrooms
                                          .................................... ..................................
                                          Chairman                             Maryland Historical Society
                                          .................................... ..................................
                                          Member                               Washington College Board of
                                                                               Visitors and Governors
                                          .................................... ..................................
                                          Treasurer                            Washington College
                                          .................................... ..................................
                                          Chair                                Campaign for Washington's College
     .................................... .................................... ..................................

     Earl L. Linehan                      Trustee                              Brown

                                          .................................... ..................................

                                          President                            Woodbrook Capital, Inc.
                                          .................................... ..................................
                                          Chairman                             Strescon Industries
                                          .................................... ..................................
                                          Chairman                             UMBC Board of Visitors
                                          .................................... ..................................
                                          Chairman Investment Committee        Gilman School
                                          .................................... ..................................
                                          Board of Directors Member            Stoneridge, Inc.
                                          .................................... ..................................
                                          Board of Directors Member            Sagemaker, Inc.
                                          .................................... ..................................
                                          Board of Directors Member            Medical Mutual Liability
                                                                               Insurance Society of Maryland

                                          .................................... ..................................

                                          Board of Directors Member            Heritage Properties, Inc.
                                          .................................... ..................................
                                          Board of Directors Member            St. Mary's Seminary & University
                                          .................................... ..................................
                                          Board of Directors Member            St. Ignatius Loyola Academy
                                          .................................... ..................................
                                          Board of Directors Member            University of Notre Dame

                                                                               Advisory Council
     .................................... .................................... ..................................
     Walter D. Pinkard, Jr.               Trustee                              Brown
                                          .................................... ..................................
                                          President and Chief Executive        Colliers Pinkard
                                          Officer
                                          .................................... ..................................
                                          Chairman                             The Americas Region of Colliers
                                                                               International
                                          .................................... ..................................
                                          Vice President                       France Foundation
                                          .................................... ..................................
                                          Chairman                             The Baltimore Community
                                                                               Foundation
                                          .................................... ..................................
                                          Board of Directors Member            France-Merrick Foundation
                                          .................................... ..................................
                                          Trustee                              The John Hopkins University
                                          .................................... ..................................
                                          Trustee                              The Greater Baltimore Committee
                                          .................................... ..................................
                                          Trustee                              Gilman School
                                          .................................... ..................................
                                          Trustee                              Calvert School
                                          .................................... ..................................
                                          Trustee                              The Baltimore Community
                                                                               Foundation
                                          .................................... ..................................
                                          Trustee                              The East Baltimore Community
                                                                               Development Bank
                                          .................................... ..................................
                                          Trustee                              The Greater Baltimore Alliance
                                          .................................... ..................................
                                          Director                             Baltimore Reads, Inc.
                                          .................................... ..................................
                                          Trustee                              The Downtown Baltimore District
                                                                               Authority
                                          .................................... ..................................
                                          Trustee                              The Yale University Development
                                                                               Board
                                          .................................... ..................................
                                          Trustee                              The Maryland Business Roundtable
                                                                               for Education
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     John J.F. Sherrerd                   Trustee                              Brown
                                          .................................... ..................................
                                          Director                             Provident Mutual Life Insurance
                                                                               Company
                                          .................................... ..................................
                                          Director                             C. Brewer and Company
                                          .................................... ..................................
                                          Trustee, Vice Chairman of            Princeton University
                                          Executive Committee
                                          .................................... ..................................
                                          Trustee, Chairman of Investment      The Robertson Foundation
                                          Committee
                                          .................................... ..................................
                                          Trustee                              GESU School
                                          .................................... ..................................
                                          Director and Executive Committee     Princeton Investment Management
                                          Member
                                          .................................... ..................................
                                          Board of Overseers                   University of Pennsylvania
                                                                               Wharton School
     .................................... .................................... ..................................
     David M. Churchill, CPA              Chief Financial Officer              Brown


(e)  Brown Advisory Incorporated

     The description of Brown Advisory Incorporated ("Brown Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Michael D. Hankin                    President                            Brown Advisory
                                          .................................... ..................................
                                          President, Chief Executive           Brown
                                          Officer, Trustee
                                          .................................... ..................................
                                          President                            The Maryland Zoological Society
                                          .................................... ..................................
                                          Trustee                              The Valleys Planning Council
     .................................... .................................... ..................................
     David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                          .................................... ..................................
                                          Chairman                             Brown
                                          .................................... ..................................
                                          Director                             Westvaco Corporation
                                          .................................... ..................................
                                          Director                             Metropolitan Opera Association
                                          .................................... ..................................
                                          Trustee and Chairman, Finance        Episcopal Church Foundation
                                          Committee
                                          .................................... ..................................
                                          Trustee                              Maryland Historical Society
     .................................... .................................... ..................................
     Edward Dunn III                      Secretary                            Brown Advisory


(f)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
     .................................... .................................... ..................................
     Edward E. Wendell, Jr.               Treasurer                            Polaris
                                          .................................... ..................................

                                          President                            Boston Investor Services, Inc.


(g)  Mastrapasqua & Associates

     The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

     The following are the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
     .................................... .................................... ..................................
     Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                          Security Analyst


(h)  Trillium Asset Management Corporation

     The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

     The following are the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Joan Bavaria                         President, Board of Directors     Adviser
                                          Member, Treasurer
                                          ................................. .....................................
                                          President, Treasurer and          FRDC California Corporation
                                          Director                          (dissolved)
                                          ................................. .....................................
                                          President, Treasurer and          Franklin Insight, Inc. (Purchased
                                          Director  (formerly)              by the Adviser)
                                          ................................. .....................................
                                          Founding Co-Chair                 Coalition for Environmentally
                                                                            Responsible Economies
                                                                            Boston, MA
                                          ................................. .....................................
                                          Director (formerly)               Green Seal
                                                                            Washington, DC
                                          ................................. .....................................
                                          Director                          Lighthawk
                                                                            San Francisco, CA
                                          ................................. .....................................
                                          Advisory Board                    The Greening of Industry
                                                                            Worcester, MA
                                          ................................. .....................................
                                          Director (formerly)               Social Investment Forum
                                                                            Boston, MA
                                          ................................. .....................................
                                          Chair (formerly)                  National Advisory Committee for
                                                                            Policy and Technology's
                                                                            Subcommittee, Community Based
                                                                            Environmental Policy
                                                                            Washington, DC
     .................................... ................................. .....................................
     Patrick J. McVeigh                   Executive Vice President          Adviser
                                          ................................. .....................................
                                          Director                          SEED Haiti Community Development
                                                                            Loan Fund
                                                                            99 High Street,
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Shelley Alpern                       Director, Assistant Vice          Adviser
                                          President
                                          ................................. .....................................
                                          Student (formerly)                University of Texas
                                                                            Austin, TX
     .................................... ................................. .....................................
     Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                          Investment Officer
                                          ................................. .....................................
                                          Chairman 1991-1997                Standards and Policy Subcommittee,
                                          Member 1982-1999                  Association for Investment
                                                                            Management and Research
                                                                            Charlottesville, VA 22903
                                          ................................. .....................................
                                          Member (formerly)                 Council of Examiners, Institute of
                                                                            Chartered Financial Analysts
                                                                            Charlottesville, VA 22903
     .................................... ................................. .....................................
     F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                            327 West Main Street
                                                                            Durham, NC 27701-3215
                                          ................................. .....................................
                                          Director (until 6/98)             Durham Community Land Trust
                                                                            1401 Morehead Avenue
                                                                            Durham, NC 27707
     .................................... ................................. .....................................
     Susan Baker Martin                   Vice President                    Adviser
                                          ................................. .....................................
                                          Trustee                           Congregational Church of South
                                                                            Dartmouth
                                                                            Middle Street
                                                                            Dartmouth, MA
     .................................... ................................. .....................................
     Lisa Leff, CFA                       Vice President                    Adviser
                                          ................................. .....................................
                                          Director and Employee (until      Smith Barney Asset Management
                                          1999)                             388 Greenwich Street
                                                                            New York, NY 10013
                                          ................................. .....................................
                                          Director (until 1999)             Social Investment Forum
                                                                            Washington, DC
                                          ................................. .....................................
                                          Founder and Co-Chair (until       Social Investment Security Analysts
                                          1999)                             Group, New York Society of Security
                                                                            Analysts
                                                                            New York, NY
                                          ................................. .....................................
                                          Director                          Verite
                                                                            Amherst, MA
                                          ................................. .....................................
                                          Director (until 1999)             Maternity Center Association
                                                                            23rd and Park Avenue
                                                                            New York, NY
     .................................... ................................. .....................................
     Stephanie R. Leighton, CFA           Vice President                    Adviser
                                          ................................. .....................................
                                          Treasurer                         Local Enterprise Assistance Fund,
                                                                            Boston, MA
                                          ................................. .....................................
                                          Executive Committee Member        New England Chapter of the Social
                                                                            Investment Forum
                                                                            Boston, MA
     .................................... ................................. .....................................
     Cheryl I. Smith, CFA                 Vice President                    Adviser
                                          ................................. .....................................
                                          Finance Committee (Director,      Resist
                                          formerly)                         259 Elm Street, Suite 201
                                                                            Somerville, MA 02144
                                          ................................. .....................................
                                          Treasurer                         Performing Artists at Lincoln School
                                                                            Kennard Road
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Eric Becker, CFA                     Vice President                    Adviser
                                          ................................. .....................................
                                          Director                          Interlock Media, Inc.
                                                                            Cambridge, MA
     .................................... ................................. .....................................
     Linnie McLean                        Senior Vice President             Adviser
                                          ................................. .....................................
                                          Loan Committee                    Boston Community Loan Fund
                                                                            Boston, MA
     .................................... ................................. .....................................
     Patricia L. Davidson                 Vice President                    Adviser
                                          ................................. .....................................
                                          Member                            Program Committee, The Women's
                                                                            Foundation
                                                                            340 Pine Street
                                                                            San Francisco, CA
     .................................... ................................. .....................................
     Diane M. DeBono                      Senior Vice President             Adviser
     .................................... ................................. .....................................
     James Crawford, JD                   Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor, Associate Dean         University of California,
                                          (retired)                         Berkley, CA
     .................................... ................................. .....................................
     Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         New York University
                                                                            Stern School of Business
                                                                            44 W. 4th Street
                                                                            New York, NY
                                          ................................. .....................................
                                          Max McGraw Professorship of       University of Michigan
                                          Sustainable Enterprise and        Ann Arbor, MI 48109
                                          Associated Directorship
     .................................... ................................. .....................................
     Robert Glassman                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Chairman Investment Committee     The Boston Foundation
                                                                            Boston, MA
     .................................... ................................. .....................................
     Sally Greenberg, JD                  Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Product Safety Counsel     Consumers Union
                                                                            1666 Connecticut Avenue N.W.
                                                                            Washington, DC 20009
                                          ................................. .....................................
                                          President (past)                  Massachusetts Women's Bar
                                                                            Association
                                                                            Boston, MA
                                          ................................. .....................................
                                          Eastern States Civil Rights       Anti-Defamation League
                                          Counsel                           1 Lincoln Plaza
                                                                            Boston, MA
     .................................... ................................. .....................................
     Charles Grigsby                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Vice President             Mass Capital Resource Company
                                                                            420 Boylston Street
                                                                            Boston, MA 02116
                                          ................................. .....................................
                                          Director and Acting Deputy        City of Boston Neighborhood
                                                                            Development Department
                                                                            26 Court Street
                                                                            Boston, MA 02108
                                          ................................. .....................................
                                          Member (formerly)                 Federal Reserve Bank Small
                                                                            Business Advisory Committee
                                          ................................. .....................................
                                          Member (formerly)                 Massachusetts State Board of
                                                                            Education
     .................................... ................................. .....................................
     Milton Moskowitz                     Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Writer                            Mill Valley, CA 94941
     .................................... ................................. .....................................

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Economic Consultant               New York, NY
                                          ................................. .....................................
                                          Senior Fellow                     Brookings Institution, Center on
                                                                            Urban and Metropolitan Policy
                                                                            1775 Massachusetts Avenue N.W.,
                                                                            Washington, DC 20036
                                          ................................. .....................................
                                          Chair (formerly)                  Council of Institutional
                                                                            Investors Executive Committee
     .................................... ................................. .....................................
     John Plukas                          Board of Directors Member         Adviser
                                          ................................. .....................................
                                          President and Co-Chairman         Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Director                          New England Foundation for the Arts
                                                                            Boston, MA
     .................................... ................................. .....................................
     George Rooks                         Portfolio Manager, Board of       Adviser
                                          Directors Member
                                          ................................. .....................................
                                          President and Owner               Heritage Capital Management
                                                                            31 Milk Street
                                                                            Boston, MA
                                          ................................. .....................................
                                          Investment Manager                J.L. Kaplan Associates
                                                                            29 Commonwealth Avenue
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Capital Corporation of
                                                                            Boston
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Venture Capital Corporation
                                                                            Boston, MA
                                          ................................. .....................................
                                          Portfolio Manager (formerly)      BankBoston
                                                                            Boston, MA
                                          ................................. .....................................
                                          Trustee                           Jewish Federation of the North
                                                                            Shore
                                                                            Boston, MA
     .................................... ................................. .....................................
     Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                          ................................. .....................................
                                          Professor                         Columbia University School of
                                                                            Architecture
                                                                            New York, NY
                                          ................................. .....................................
                                          Director, Vice President          Franklin Insight, Inc.
                                          (Formerly)
                                          ................................. .....................................
                                          Director                          Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
     .................................... ................................. .....................................
     William Torbert, Ph.D.               Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         Boston College
                                                                            Chestnut Hill, MA


(i)  Wells Fargo Funds Management, LLC

     Wells Fargo Funds Management, LLC ("Funds Management"), 525 Market St., San Francisco, CA, assumed investment advisory responsibilities for Index Portfolio, a series of Wells Fargo Core Trust, on or about March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and affiliate of Wells Fargo Bank, N.A., was created for this purpose in early 2001. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.


(j)  Wells Capital Management Incorporated

     The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.


(k)  Shaker Management, Inc.

     The description of Shaker Management, Inc. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective Amendment No. 94 (accession number 0001004402-01-500047) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Edward Paul Hemmelgarn               President and Director            Shaker
                                          ................................. .....................................
                                          President and Director            Shaker Investments, Inc.
                                          ................................. .....................................
                                          Managing Member                   Shaker Investment Management, LLC
     .................................... ................................. .....................................
     David Rogers Webb                    Executive Vice President and      Shaker
                                          Director
                                          ................................. .....................................
                                          Executive Vice President and      Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC
     .................................... ................................. .....................................
     Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                          Director
                                          ................................. .....................................
                                          Chairman of the Board and         Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC


(l)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     John W Adams                         Chairman and Chief Executive         AHH
                                          Officer
     .................................... .................................... ..................................
     Steven B. Frankel                    Managing Director                    AHH
     .................................... .................................... ..................................
     Sharon Lewis                         Managing Director                    AHH
     .................................... .................................... ..................................
     Timothy J. McMahon                   Managing Director                    AHH

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Theodore L. Stebbins                 Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Benning                         Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Brown                           Managing Director                    AHH
     .................................... .................................... ..................................
     Lawrence F. Calahan, II              Managing Director                    AHH
     .................................... .................................... ..................................
     Cynthia A. Cycon                     Managing Director                    AHH
     .................................... .................................... ..................................
     Francis J. Dailey                    Managing Director                    AHH
     .................................... .................................... ..................................
     Rick Franco                          Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph W. Hammer                     Managing Director                    AHH
     .................................... .................................... ..................................
     James Kedersha                       Managing Director                    AHH
     .................................... .................................... ..................................
     Russell W. Landon                    Managing Director                    AHH
     .................................... .................................... ..................................
     Benjamin A. Marsh                    Managing Director                    AHH
     .................................... .................................... ..................................
     Paul M. Mazzarella                   Managing Director                    AHH
     .................................... .................................... ..................................
     Danny McDonald                       Managing Director                    AHH
     .................................... .................................... ..................................
     James O'Hare                         Managing Director                    AHH
     .................................... .................................... ..................................
     Matthew W. Patsky                    Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph Ranieri                       Managing Director                    AHH
     .................................... .................................... ..................................
     Ronald D. Ree                        Managing Director                    AHH
     .................................... .................................... ..................................
     Jack Robinson                        Managing Director                    AHH
     .................................... .................................... ..................................
     Christopher Sands                    Managing Director                    AHH
     .................................... .................................... ..................................
     Jamie Simms                          Managing Director                    AHH
     .................................... .................................... ..................................
     John Tesoro                          Managing Director                    AHH
     .................................... .................................... ..................................
     Harry E. Wells III                   Managing Director and Clerk          AHH
     .................................... .................................... ..................................
     Carol Werther                        Managing Director                    AHH
     .................................... .................................... ..................................
     Deborah Widener                      Managing Director                    AHH
     .................................... .................................... ..................................
     Sam Wilkins III                      Managing Director                    AHH
     .................................... .................................... ..................................
     Frederick L. Wolf                    Managing Director                    AHH
     .................................... .................................... ..................................
     Allyn C. Woodward Jr.                President and Managing Director      AHH
     .................................... .................................... ..................................
     Stephen Zak                          Managing Director, CFO and           AHH
                                          Treasurer
     .................................... .................................... ..................................
     J. Eric Anderson                     Principal                            AHH
     .................................... .................................... ..................................
     Nancy R. Atcheson                    Principal                            AHH
     .................................... .................................... ..................................
     Barry Bocklett                       Principal                            AHH
     .................................... .................................... ..................................
     Susan Braverman-Lione                Principal                            AHH
     .................................... .................................... ..................................
     Blaine Carroll                       Principal                            AHH
     .................................... .................................... ..................................
     Thomas C. Cochran III                Principal                            AHH
     .................................... .................................... ..................................
     Mike Comerford                       Principal                            AHH
     .................................... .................................... ..................................
     James Corscadden                     Principal                            AHH
     .................................... .................................... ..................................
     Gordon Cromwell                      Principal                            AHH
     .................................... .................................... ..................................
     Vernon Essi                          Principal                            AHH
     .................................... .................................... ..................................
     Rick Faust                           Principal                            AHH
     .................................... .................................... ..................................
     Elizabeth T. Harbison                Principal                            AHH
     .................................... .................................... ..................................
     Robert H. Johnson                    Principal                            AHH
     .................................... .................................... ..................................
     Chris Leger                          Principal                            AHH
     .................................... .................................... ..................................
     Jeff McCloskey                       Principal                            AHH
     .................................... .................................... ..................................
     John F. Murphy                       Principal                            AHH
     .................................... .................................... ..................................
     Bridget O'Brien                      Principal                            AHH
     .................................... .................................... ..................................
     Ben Z. Rose                          Principal                            AHH
     .................................... .................................... ..................................
     Robert Sheppard                      Principal                            AHH
     .................................... .................................... ..................................
     Howard Silfen                        Principal                            AHH
     .................................... .................................... ..................................
     Gordon L. Szerlip                    Principal                            AHH
     .................................... .................................... ..................................
     David Thibodeau                      Principal                            AHH
     .................................... .................................... ..................................
     Charles Trafton                      Principal                            AHH
     .................................... .................................... ..................................
     Mark E. Young                        Principal                            AHH
     .................................... .................................... ..................................
     Alexandra Adams                      Vice President                       AHH
     .................................... .................................... ..................................
     Alexander Arnold                     Vice President                       AHH
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Greg Beloff                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Bruno                            Vice President                       AHH
     .................................... .................................... ..................................
     Jerry Buote                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Buttarazzi                       Vice President                       AHH
     .................................... .................................... ..................................
     Peter Cahill                         Vice President                       AHH
     .................................... .................................... ..................................
     Sarah Cannon                         Vice President                       AHH
     .................................... .................................... ..................................
     Joe Ciardi                           Vice President                       AHH
     .................................... .................................... ..................................
     Ben Conway                           Vice President                       AHH
     .................................... .................................... ..................................
     Dan Coyne                            Vice President                       AHH
     .................................... .................................... ..................................
     Matthew Epstein                      Vice President                       AHH
     .................................... .................................... ..................................
     Frank Gaul                           Vice President                       AHH
     .................................... .................................... ..................................
     James Jasinski                       Vice President                       AHH
     .................................... .................................... ..................................
     Michael Landry                       Vice President                       AHH
     .................................... .................................... ..................................
     Tim Leland                           Vice President                       AHH
     .................................... .................................... ..................................
     Jeff Liguori                         Vice President                       AHH
     .................................... .................................... ..................................
     Michael Moses                        Vice President                       AHH
     .................................... .................................... ..................................
     Cindy Mulica                         Vice President                       AHH
     .................................... .................................... ..................................
     Sandra Notardonato                   Vice President                       AHH
     .................................... .................................... ..................................
     Channing Page                        Vice President                       AHH
     .................................... .................................... ..................................
     Lynn Pieper                          Vice President                       AHH
     .................................... .................................... ..................................
     Andrew Pojani                        Vice President                       AHH
     .................................... .................................... ..................................
     Ryan Rauch                           Vice President                       AHH
     .................................... .................................... ..................................
     Felicia Reed                         Vice President                       AHH
     .................................... .................................... ..................................
     Laura Richardson                     Vice President                       AHH
     .................................... .................................... ..................................
     Marvin Ritchie                       Vice President                       AHH
     .................................... .................................... ..................................
     Patrick Sherbrooke                   Vice President                       AHH
     .................................... .................................... ..................................
     Jeffrey Sihpol                       Vice President                       AHH
     .................................... .................................... ..................................
     Jonathan Skinner                     Vice President                       AHH
     .................................... .................................... ..................................
     Amalia Spera                         Vice President                       AHH
     .................................... .................................... ..................................
     Jennifer St. Germain                 Vice President                       AHH
     .................................... .................................... ..................................
     Curtis Thom                          Vice President                       AHH
     .................................... .................................... ..................................
     Lisa Thors                           Vice President                       AHH
     .................................... .................................... ..................................
     Katie Tiger                          Vice President                       AHH
     .................................... .................................... ..................................
     Scott Van Winkle                     Vice President                       AHH
     .................................... .................................... ..................................
     Tim Vetrano                          Vice President                       AHH
     .................................... .................................... ..................................
     Kevin Wagner                         Vice President                       AHH
     .................................... .................................... ..................................
     Rebecca Warsofsky                    Vice President                       AHH


(m)  D.F. Dent and Company, Inc.

     The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of post-effective amendment No. 92 (accession number 0001004402-01-500016) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Daniel F. Dent                       President                            D.F. Dent
     .................................... .................................... ..................................
     Sutherland C. Ellwood                Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Thomas F. O'Neil                     Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Linda W. McCleary                    Vice President                       D.F. Dent

(n)  King Investment Advisors, Inc.

     The description of King Investment Advisors, Inc. ("King") (investment advisor to Fountainhead Special Value Fund and Fountainhead Kaleidoscope
     Fund) contained in Parts A and B of this amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Roger E. King                        Chairman and President               King
     .................................... .................................... ..................................
     John R. Servis                       Director                             King
                                          .................................... ..................................
                                          Owner, Commercial Real Estate        John R. Servis Properties
                                                                               602 Hallie, Houston, TX  77024
     .................................... .................................... ..................................
     Pat H. Swanson                       Compliance Officer                   King
     .................................... .................................... ..................................
     Jane D. Lightfoot                    Secretary/Treasurer                  King


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     Century Capital Management Trust          Millennium Funds, Inc.
     Century Shares Trust                      Monarch Funds
     The Cutler Trust                          NBP TrueCrossing Funds
     Forum Funds                               Sound Shore Fund, Inc.
     Memorial Funds


(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.


     Name                                      Position with Underwriter            Position with Registrant
     ..................................... ................................... ...................................
     John Y. Keffer                                     Director                      Chairman, President
     ..................................... ................................... ...................................
     David I. Goldstein                                Secretary                         Vice President
     ..................................... ................................... ...................................
     Ronald H. Hirsch                                  Treasurer                           Treasurer



(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on June 28, 2001.


                                        FORUM FUNDS


                                        By:/S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on June 28, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chan

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Trear

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


(p)(14) Code of Ethics adopted by D.F. Dent and Company, Inc.